Stockholders' Equity - Pre-Funded Series D Warrant Exercises - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Line Items]
Warrants exercised	11,285	6,536
Pre-Funded Series D Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants exercised		5,379